UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305

         Spokane, WA  99201

13F File Number:  28-12115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509) 789-8977

Signature, Place, and Date of Signing:

     /s/ David C. Krebs     Spokane, WA     July 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $220,757 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 KIDS ENTMT INC               COM              350865101     4718   636732 SH       SOLE                   228800        0   407932
99 CENTS ONLY STORES           COM              65440K106     5032   762421 SH       SOLE                   256412        0   506009
ACETO CORP                     COM              004446100     1695   221797 SH       SOLE                    38717        0   183080
AFFYMETRIX INC                 COM              00826T108     2786   270760 SH       SOLE                   100547        0   170213
ALLIED CAP CORP NEW            COM              01903Q108     3188   229544 SH       SOLE                    86969        0   142575
ANALOGIC CORP                  COM PAR $0.05    032657207     4178    66237 SH       SOLE                    25473        0    40764
AVISTA CORP                    COM              05379B107     5177   241261 SH       SOLE                    91493        0   149768
BASIN WTR INC                  COM              07011T306      345    73811 SH       SOLE                    73811        0        0
BIOSCRIP INC                   COM              09069N108     2839  1096305 SH       SOLE                   360635        0   735670
BOSTON SCIENTIFIC CORP         COM              101137107      815    66287 SH       SOLE                    66287        0        0
BRONCO DRILLING CO INC         COM              112211107     3825   208122 SH       SOLE                    77529        0   130593
CABOT CORP                     COM              127055101     1068    43929 SH       SOLE                    27385        0    16544
CANDELA CORP                   COM              136907102     3606  1547561 SH       SOLE                   572573        0   974988
CELESTICA INC                  SUB VTG SHS      15101Q108     4402   522253 SH       SOLE                   200032        0   322221
CIMAREX ENERGY CO              COM              171798101     1671    23985 SH       SOLE                     9164        0    14821
COEUR D ALENE MINES CORP IDA   COM              192108108     2891   996994 SH       SOLE                   380019        0   616975
COLE KENNETH PRODTNS INC       CL A             193294105     2609   205452 SH       SOLE                    71715        0   133737
ELECTRO RENT CORP              COM              285218103     3536   281996 SH       SOLE                   106689        0   175307
ELECTRO SCIENTIFIC INDS        COM              285229100     6013   424349 SH       SOLE                   164282        0   260067
FLEXTRONICS INTL LTD           ORD              Y2573F102      456    48542 SH       SOLE                    48542        0        0
FRANKLIN STREET PPTYS CORP     COM              35471R106     4048   320304 SH       SOLE                   120583        0   199721
FURNITURE BRANDS INTL INC      COM              360921100     2072   155083 SH       SOLE                    59276        0    95807
GEOKINETICS INC                COM PAR $0.01    372910307     3682   203271 SH       SOLE                    74527        0   128744
HAIN CELESTIAL GROUP INC       COM              405217100     1230    52402 SH       SOLE                    16415        0    35987
HARVARD BIOSCIENCE INC         COM              416906105     2546   547354 SH       SOLE                   205522        0   341832
HERCULES OFFSHORE INC          COM              427093109     3882   102103 SH       SOLE                    39188        0    62915
HITACHI LIMITED                ADR 10 COM       433578507      977    13627 SH       SOLE                    13627        0        0
HRPT PPTYS TR                  COM SH BEN INT   40426W101     1488   219801 SH       SOLE                    96463        0   123338
HYPERCOM CORP                  COM              44913M105     4273   971033 SH       SOLE                   344682        0   626351
IAMGOLD CORP                   COM              450913108     3954   653547 SH       SOLE                   238544        0   415003
IDACORP INC                    COM              451107106     4510   156105 SH       SOLE                    59289        0    96816
ILINC COMMUNICATIONS INC       COM              451724108        2    10000 SH       SOLE                    10000        0        0
INFOCUS CORP                   COM              45665B106      727   485301 SH       SOLE                    93637        0   391664
INSITUFORM TECHNOLOGIES INC    CL A             457667103     5203   341594 SH       SOLE                   120607        0   220987
INTERNATIONAL COAL GRP INC N   COM              45928H106     4458   341668 SH       SOLE                   131138        0   210530
INTERNATIONAL RECTIFIER CORP   COM              460254105     3174   165319 SH       SOLE                    57207        0   108112
INTERSECTIONS INC              COM              460981301     6119   559825 SH       SOLE                   217092        0   342733
KEY TRONICS CORP               COM              493144109     6352  1809676 SH       SOLE                   688975        0  1120701
KIMBALL INTL INC               CL B             494274103     3627   438065 SH       SOLE                   147983        0   290082
KNIGHT CAPITAL GROUP INC       CL A             499005106     5757   320170 SH       SOLE                   116567        0   203603
LAKELAND INDS INC              COM              511795106     3637   286864 SH       SOLE                   104809        0   182055
LUNDIN MINING CORP             COM              550372106     1842   303573 SH       SOLE                   117990        0   185583
LYDALL INC DEL                 COM              550819106     2851   227177 SH       SOLE                    81194        0   145983
MEADWESTVACO CORP              COM              583334107      866    36324 SH       SOLE                    36324        0        0
MEMRY CORP                     COM NEW          586263204     9372  3904845 SH       SOLE                  1519466        0  2385379
MONTEREY GOURMET FOODS INC     COM              612570101     3607  1785694 SH       SOLE                   671192        0  1114502
OSI SYSTEMS INC                COM              671044105     3347   156275 SH       SOLE                    62379        0    93896
PARLUX FRAGRANCES INC          COM              701645103     5629  1125723 SH       SOLE                   374107        0   751616
PERCEPTRON INC                 COM              71361F100     4555   520637 SH       SOLE                   187789        0   332848
PHI INC                        COM NON VTG      69336T205     4142   103122 SH       SOLE                    44716        0    58406
PIPER JAFFRAY COS              COM              724078100     3533   120479 SH       SOLE                    43552        0    76927
RED LION HOTELS CORP           COM              756764106     2158   270812 SH       SOLE                   111926        0   158886
RETRACTABLE TECHNOLOGIES INC   COM              76129W105     2309  1560250 SH       SOLE                   607952        0   952298
RICHMONT MINES INC             COM              76547T106      352   118314 SH       SOLE                    98273        0    20041
STARRETT L S CO                CL A             855668109     3996   167964 SH       SOLE                    46929        0   121035
STRATTEC SEC CORP              COM              863111100     3540   101152 SH       SOLE                    32235        0    68917
SUPERIOR INDS INTL INC         COM              868168105     2719   161071 SH       SOLE                    56416        0   104655
SYMYX TECHNOLOGIES             COM              87155S108     4376   626973 SH       SOLE                   252059        0   374914
TIER TECHNOLOGIES INC          CL B             88650Q100     4265   532566 SH       SOLE                   209671        0   322895
TIME WARNER INC                COM              887317105      345    23337 SH       SOLE                    23337        0        0
VISHAY INTERTECHNOLOGY INC     COM              928298108     6734   759249 SH       SOLE                   294713        0   464536
WATSON PHARMACEUTICALS INC     COM              942683103     4968   182848 SH       SOLE                    69544        0   113304
WCA WASTE CORP                 COM              92926K103     2310   363668 SH       SOLE                   140906        0   222762
WEIS MKTS INC                  COM              948849104     4344   133807 SH       SOLE                    45282        0    88525
WHITE ELECTR DESIGNS CORP      COM              963801105     6029  1313480 SH       SOLE                   495406        0   818074